Business combination	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Business combination

Note  7.               Business combination

Reverse Acquisition

On January 1, 2023, SEALSQ Corp., then a so-called empty shell private company with no operating activities that was not considered a business under US GAAP standards, acquired WISeKey Semiconductors SAS, a private operating company. Before this acquisition, both companies were wholly owned by WISeKey. This transaction being a capital transaction in substance, it qualifies as a reverse acquisition that is considered a recapitalization whereby SEALSQ Corp. is the legal acquirer and accounting acquiree, whereas WISeKey Semiconductors SAS is the legal acquiree and accounting acquirer. In accordance with ASC 805-40 (Reverse acquisition), the condensed consolidated financial statements are therefore issued by the legal parent, SEALSQ Corp., but are considered to be the continuation of the financial statements of the legal subsidiary, WISeKey Semiconductors SAS.

In line with ASC 805-40, comparative information in SEALSQ’s condensed consolidated financial statements relate to WISeKey Semiconductors SAS and not to the non-operating SEALSQ Corp. until the date of the transaction. The assets and liabilities of the accounting acquiree, SEALSQ Corp., have been consolidated from January 1, 2023. No goodwill arose as a result of the transaction. The consolidated statement of comprehensive losses includes the results of SEALSQ Corp. from January 1, 2023.

The major classes of assets and liabilities acquired by the accounting acquirer, WISeKey Semiconductors SAS, are as follows:

USD'000	As at December 31, 2022
ASSETS
TOTAL ASSETS	—

LIABILITIES
Indebtedness to related parties, current	188
Total current liabilities	188
TOTAL LIABILITIES	188

Commitments and contingent liabilities

SHAREHOLDERS' EQUITY
Common stock	—
USD 0.00 par value
Authorized, issued and outstanding - 100 shares
Additional paid-in capital	—
Accumulated deficit	(188)
Total shareholders'equity	(188)
TOTAL LIABILITIES AND EQUITY	—

The reverse acquisition resulted in a net debit adjustment to total stock equity of USD 188,027 corresponding to the net assets acquired.